Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Administrative expenses
Salaries and social security costs	£ 1,663	£ 1,744	£ 1,769
Pensions and other post-retirement benefit schemes (note 13)	405	323	302
Restructuring and other staff costs	444	181	291
Total administrative expenses	2,512	2,248	2,362
Premises and equipment	367	331	399
Other expenses:
Communications and data processing	563	467	415
UK bank levy		231
Other	534	695	655
Other expenses	1,097	1,393	1,070
Total administrative expenses, premises and equipment and other expenses	3,976	3,972	3,831
Depreciation and amortisation	1,215	1,239	1,131
Goodwill impairment		8
Total operating expenses, excluding regulatory provisions	5,191	5,219	4,962
Regulatory provisions (note 16):
Regulatory provisions	807	925	1,240
Total operating expenses	5,998	6,144	6,202
Payment protection insurance provision
Regulatory provisions (note 16):
Regulatory provisions	550	600	700
Other regulatory provisions
Regulatory provisions (note 16):
Regulatory provisions	£ 257	£ 325	£ 540